Advance for investment (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)
Advance for investment	$ 1,732,775	$ 0	$ 0
Total	$ 1,732,775	$ 0		¥ 11,000,000
Wuxi Talent
Percentage of interest acquired by parent	100.00%			100.00%